Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.3%
Advertising — 0.1%
Omnicom Group, Inc.	3,279	$271,862
The Interpublic Group of Cos., Inc.	6,222	168,989
		440,851
Aerospace & Defense — 1.9%
General Dynamics Corp.	4,293	1,170,186
General Electric Co.	18,103	3,623,315
Howmet Aerospace, Inc.	6,824	885,278
L3Harris Technologies, Inc.	3,161	661,629
Lockheed Martin Corp.	3,548	1,584,927
Northrop Grumman Corp.	2,290	1,172,503
RTX Corp.	22,514	2,982,204
The Boeing Co.*	12,643	2,156,264
TransDigm Group, Inc.	952	1,316,892
		15,553,198
Agriculture — 0.8%
Altria Group, Inc.	28,613	1,717,352
Archer-Daniels-Midland Co.	8,013	384,704
Bunge Global S.A.	2,323	177,524
Philip Morris International, Inc.	26,288	4,172,694
		6,452,274
Airlines — 0.1%
Delta Air Lines, Inc.	10,851	473,103
Southwest Airlines Co.	10,153	340,938
United Airlines Holdings, Inc.*	5,560	383,918
		1,197,959
Apparel — 0.2%
Deckers Outdoor Corp.*	2,566	286,904
NIKE, Inc., Class B	19,999	1,269,537
Ralph Lauren Corp.	667	147,234
Tapestry, Inc.	3,459	243,548
		1,947,223
Auto Manufacturers — 1.9%
Cummins, Inc.	2,328	729,688
Ford Motor Co.	66,168	663,665
General Motors Co.	16,811	790,622
PACCAR, Inc.	8,814	858,219
Tesla, Inc.*	47,237	12,241,941
		15,284,135
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,955	235,322
Banks — 4.3%
Bank of America Corp.	111,964	4,672,258
Citigroup, Inc.	31,639	2,246,053
Citizens Financial Group, Inc.	7,456	305,472
Fifth Third Bancorp	11,340	444,528
Huntington Bancshares, Inc.	24,603	369,291
JPMorgan Chase & Co.	47,198	11,577,669
KeyCorp	16,995	271,750
M&T Bank Corp.	2,808	501,930
Morgan Stanley	20,907	2,439,220
Northern Trust Corp.	3,335	328,998
	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	15,399	$334,620
State Street Corp.	4,837	433,057
The Bank of New York Mellon Corp.	12,136	1,017,846
The Goldman Sachs Group, Inc.	5,262	2,874,578
The PNC Financial Services Group, Inc.	6,719	1,180,999
Truist Financial Corp.	22,122	910,320
US Bancorp	26,247	1,108,148
Wells Fargo & Co.	55,479	3,982,837
		34,999,574
Beverages — 1.3%
Brown-Forman Corp., Class B	3,065	104,026
Constellation Brands, Inc., Class A	2,644	485,227
Keurig Dr Pepper, Inc.	20,042	685,837
Molson Coors Beverage Co., Class B	2,883	175,488
Monster Beverage Corp.*	11,866	694,399
PepsiCo, Inc.	23,184	3,476,209
The Coca-Cola Co.	65,468	4,688,818
		10,310,004
Biotechnology — 1.2%
Amgen, Inc.	9,078	2,828,251
Biogen, Inc.*	2,466	337,447
Corteva, Inc.	11,688	735,526
Gilead Sciences, Inc.	21,055	2,359,213
Incyte Corp.*	2,645	160,155
Moderna, Inc.*	5,763	163,381
Regeneron Pharmaceuticals, Inc.	1,782	1,130,198
Vertex Pharmaceuticals, Inc.*	4,338	2,103,149
		9,817,320
Building Materials — 0.6%
Builders FirstSource, Inc.*	1,940	242,384
Carrier Global Corp.	13,650	865,410
Johnson Controls International PLC	11,097	888,981
Lennox International, Inc.	550	308,456
Martin Marietta Materials, Inc.	1,028	491,518
Masco Corp.	3,602	250,483
Mohawk Industries, Inc.*	878	100,250
Trane Technologies PLC	3,775	1,271,873
Vulcan Materials Co.	2,235	521,425
		4,940,780
Chemicals — 1.2%
Air Products and Chemicals, Inc.	3,755	1,107,425
Albemarle Corp.	1,997	143,824
CF Industries Holdings, Inc.	2,933	229,214
Dow, Inc.	11,816	412,615
DuPont de Nemours, Inc.	7,043	525,971
Eastman Chemical Co.	1,915	168,731
Ecolab, Inc.	4,263	1,080,756
International Flavors & Fragrances, Inc.	4,325	335,663
Linde PLC	8,050	3,748,402
LyondellBasell Industries N.V., Class A	4,388	308,915
PPG Industries, Inc.	3,906	427,121

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Mosaic Co.	5,250	$141,802
The Sherwin-Williams Co.	3,924	1,370,221
		10,000,660
Commercial Services — 1.5%
Automatic Data Processing, Inc.	6,872	2,099,602
Cintas Corp.	5,791	1,190,224
Corpay, Inc.*	1,165	406,259
Equifax, Inc.	2,078	506,118
Global Payments, Inc.	4,140	405,389
MarketAxess Holdings, Inc.	642	138,897
Moody's Corp.	2,605	1,213,122
PayPal Holdings, Inc.*	16,737	1,092,089
Quanta Services, Inc.	2,505	636,721
Rollins, Inc.	4,790	258,804
S&P Global, Inc.	5,311	2,698,519
United Rentals, Inc.	1,099	688,743
Verisk Analytics, Inc.	2,371	705,657
		12,040,144
Computers — 8.7%
Accenture PLC, Class A	10,572	3,298,887
Apple, Inc.	253,640	56,341,053
Cognizant Technology Solutions Corp., Class A	8,404	642,906
Crowdstrike Holdings, Inc., Class A*	4,171	1,470,611
Dell Technologies, Inc., Class C	5,169	471,154
EPAM Systems, Inc.*	955	161,242
Fortinet, Inc.*	10,701	1,030,078
Gartner, Inc.*	1,305	547,761
Hewlett Packard Enterprise Co.	21,812	336,559
HP, Inc.	15,780	436,948
International Business Machines Corp.	15,632	3,887,053
Leidos Holdings, Inc.	2,244	302,806
NetApp, Inc.	3,475	305,244
Seagate Technology Holdings PLC	3,558	302,252
Super Micro Computer, Inc.*	8,435	288,815
Western Digital Corp.*	5,927	239,629
		70,062,998
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	13,690	1,282,753
Kenvue, Inc.	32,442	777,959
The Estee Lauder Cos., Inc., Class A	3,981	262,746
The Procter & Gamble Co.	39,571	6,743,690
		9,067,148
Distribution & Wholesale — 0.3%
Copart, Inc.*	14,883	842,229
Fastenal Co.	9,715	753,398
LKQ Corp.	4,294	182,667
Pool Corp.	639	203,426
W.W. Grainger, Inc.	744	734,945
		2,716,665
Diversified Financial Services — 4.2%
American Express Co.	9,378	2,523,151
	Number of Shares	Value†

Diversified Financial Services — (continued)
Ameriprise Financial, Inc.	1,620	$784,258
Apollo Global Management, Inc.	7,519	1,029,652
Blackrock, Inc.	2,460	2,328,341
Capital One Financial Corp.	6,459	1,158,099
Cboe Global Markets, Inc.	1,770	400,533
CME Group, Inc.	6,083	1,613,759
Discover Financial Services	4,252	725,816
Franklin Resources, Inc.	5,022	96,674
Intercontinental Exchange, Inc.	9,701	1,673,423
Invesco Ltd.	7,869	119,373
Mastercard, Inc., Class A	13,744	7,533,361
Nasdaq, Inc.	7,040	534,054
Raymond James Financial, Inc.	3,109	431,871
Synchrony Financial	6,609	349,880
T. Rowe Price Group, Inc.	3,727	342,400
The Charles Schwab Corp.	28,789	2,253,603
Visa, Inc., Class A	29,089	10,194,531
		34,092,779
Electric — 2.4%
Alliant Energy Corp.	4,298	276,576
Ameren Corp.	4,529	454,712
American Electric Power Co., Inc.	8,966	979,715
CenterPoint Energy, Inc.	11,143	403,711
CMS Energy Corp.	5,121	384,638
Consolidated Edison, Inc.	5,892	651,596
Constellation Energy Corp.	5,289	1,066,421
Dominion Energy, Inc.	14,112	791,260
DTE Energy Co.	3,509	485,189
Duke Energy Corp.	13,152	1,604,150
Edison International	6,573	387,281
Entergy Corp.	7,249	619,717
Evergy, Inc.	3,855	265,802
Eversource Energy	6,233	387,132
Exelon Corp.	16,933	780,273
FirstEnergy Corp.	8,548	345,510
NextEra Energy, Inc.	34,744	2,463,002
NRG Energy, Inc.	3,408	325,328
PG&E Corp.	37,367	641,965
Pinnacle West Capital Corp.	1,930	183,833
PPL Corp.	12,520	452,097
Public Service Enterprise Group, Inc.	8,364	688,357
Sempra	10,663	760,912
The AES Corp.	11,741	145,823
The Southern Co.	18,498	1,700,891
Vistra Corp.	5,726	672,462
WEC Energy Group, Inc.	5,378	586,094
Xcel Energy, Inc.	9,671	684,610
		19,189,057
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	3,915	673,928
Eaton Corp. PLC	6,674	1,814,193
Emerson Electric Co.	9,507	1,042,348
Generac Holdings, Inc.*	1,021	129,310
		3,659,779

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 0.9%
Allegion PLC	1,451	$189,297
Amphenol Corp., Class A	20,538	1,347,087
Fortive Corp.	5,706	417,565
Garmin Ltd.	2,596	563,670
Honeywell International, Inc.	10,986	2,326,286
Hubbell, Inc.	910	301,128
Jabil, Inc.	1,824	248,192
Keysight Technologies, Inc.*	2,929	438,676
Mettler-Toledo International, Inc.*	356	420,404
TE Connectivity PLC	5,010	708,013
Trimble, Inc.*	4,180	274,417
		7,234,735
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.*	2,283	141,660
First Solar, Inc.*	1,775	224,413
		366,073
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,036	246,132
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,498	87,450
Live Nation Entertainment, Inc.*	2,643	345,123
TKO Group Holdings, Inc.	1,103	168,549
		601,122
Environmental Control — 0.4%
Pentair PLC	2,785	243,632
Republic Services, Inc.	3,452	835,936
Veralto Corp.	4,191	408,413
Waste Management, Inc.	6,173	1,429,111
		2,917,092
Food — 0.8%
Conagra Brands, Inc.	8,271	220,588
General Mills, Inc.	9,422	563,341
Hormel Foods Corp.	4,837	149,657
Kellanova	4,490	370,380
Lamb Weston Holdings, Inc.	2,445	130,319
McCormick & Co., Inc.	4,247	349,571
Mondelez International, Inc., Class A	21,897	1,485,711
Sysco Corp.	8,305	623,207
The Campbell's Company	3,250	129,740
The Hershey Co.	2,472	422,786
The J.M. Smucker Co.	1,767	209,230
The Kraft Heinz Co.	14,598	444,217
The Kroger Co.	11,181	756,842
Tyson Foods, Inc., Class A	4,894	312,286
		6,167,875
Forest Products & Paper — 0.1%
International Paper Co.	8,948	477,376
Gas — 0.1%
Atmos Energy Corp.	2,656	410,564
	Number of Shares	Value†

Gas — (continued)
NiSource, Inc.	7,851	$314,747
		725,311
Hand & Machine Tools — 0.1%
Snap-on, Inc.	886	298,591
Stanley Black & Decker, Inc.	2,641	203,040
		501,631
Healthcare Products — 3.1%
Abbott Laboratories	29,322	3,889,563
Agilent Technologies, Inc.	4,783	559,515
Align Technology, Inc.*	1,212	192,538
Baxter International, Inc.	8,726	298,691
Bio-Techne Corp.	2,630	154,197
Boston Scientific Corp.*	24,902	2,512,114
Danaher Corp.	10,787	2,211,335
Edwards Lifesciences Corp.*	9,903	717,770
GE HealthCare Technologies, Inc.	7,729	623,808
Hologic, Inc.*	3,856	238,185
IDEXX Laboratories, Inc.*	1,387	582,471
Insulet Corp.*	1,200	315,132
Intuitive Surgical, Inc.*	6,028	2,985,488
Medtronic PLC	21,655	1,945,918
ResMed, Inc.	2,486	556,491
Revvity, Inc.	2,019	213,610
Solventum Corp.*	2,284	173,675
STERIS PLC	1,660	376,239
Stryker Corp.	5,801	2,159,422
The Cooper Cos., Inc.*	3,420	288,477
Thermo Fisher Scientific, Inc.	6,465	3,216,984
Waters Corp.*	1,016	374,467
West Pharmaceutical Services, Inc.	1,247	279,179
Zimmer Biomet Holdings, Inc.	3,373	381,756
		25,247,025
Healthcare Services — 1.9%
Centene Corp.*	8,325	505,411
Charles River Laboratories International, Inc.*	849	127,792
DaVita, Inc.*	742	113,504
Elevance Health, Inc.	3,916	1,703,303
HCA Healthcare, Inc.	3,024	1,044,943
Humana, Inc.	2,025	535,815
IQVIA Holdings, Inc.*	2,818	496,814
Labcorp Holdings, Inc.	1,415	329,327
Molina Healthcare, Inc.*	925	304,686
Quest Diagnostics, Inc.	1,882	318,434
The Cigna Group.	4,636	1,525,244
UnitedHealth Group, Inc.	15,532	8,134,885
Universal Health Services, Inc., Class B	976	183,390
		15,323,548
Home Builders — 0.2%
D.R. Horton, Inc.	4,784	608,190
Lennar Corp., Class A	3,931	451,200
NVR, Inc.*	50	362,219

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
PulteGroup, Inc.	3,471	$356,819
		1,778,428
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,382	245,955
Church & Dwight Co., Inc.	4,100	451,369
Kimberly-Clark Corp.	5,584	794,156
The Clorox Co.	2,086	307,164
		1,798,644
Insurance — 4.4%
Aflac, Inc.	8,366	930,216
American International Group, Inc.	10,025	871,573
Aon PLC, Class A	3,650	1,456,678
Arch Capital Group Ltd.	6,347	610,454
Arthur J. Gallagher & Co.	4,306	1,486,603
Assurant, Inc.	884	185,419
Berkshire Hathaway, Inc., Class B*	30,943	16,479,623
Brown & Brown, Inc.	3,973	494,241
Chubb Ltd.	6,313	1,906,463
Cincinnati Financial Corp.	2,646	390,867
Erie Indemnity Co., Class A	412	172,649
Everest Group Ltd.	737	267,774
Globe Life, Inc.	1,399	184,276
Loews Corp.	3,047	280,050
Marsh & McLennan Cos., Inc.	8,295	2,024,229
MetLife, Inc.	9,748	782,667
Principal Financial Group, Inc.	3,523	297,235
Prudential Financial, Inc.	5,941	663,491
The Allstate Corp.	4,455	922,497
The Hartford Insurance Group, Inc.	4,824	596,874
The Progressive Corp.	9,899	2,801,516
The Travelers Cos., Inc.	3,822	1,010,766
W.R. Berkley Corp.	5,079	361,422
Willis Towers Watson PLC	1,705	576,205
		35,753,788
Internet — 12.1%
Airbnb, Inc., Class A*	7,307	872,894
Alphabet, Inc., Class A	98,469	15,227,246
Alphabet, Inc., Class C	79,800	12,467,154
Amazon.com, Inc.*	159,245	30,297,954
Booking Holdings, Inc.	559	2,575,263
CDW Corp.	2,242	359,303
DoorDash, Inc., Class A*	5,738	1,048,734
eBay, Inc.	8,146	551,729
Expedia Group, Inc.	2,073	348,471
F5, Inc.*	977	260,146
Gen Digital, Inc.	9,125	242,177
GoDaddy, Inc., Class A*	2,365	426,031
Match Group, Inc.	4,171	130,135
Meta Platforms, Inc., Class A	36,971	21,308,606
Netflix, Inc.*	7,219	6,731,934
Palo Alto Networks, Inc.*	11,219	1,914,410
Uber Technologies, Inc.*	35,220	2,566,129
	Number of Shares	Value†

Internet — (continued)
VeriSign, Inc.*	1,395	$354,149
		97,682,465
Iron & Steel — 0.1%
Nucor Corp.	3,989	480,036
Steel Dynamics, Inc.	2,391	299,067
		779,103
Leisure Time — 0.2%
Carnival Corp.*	17,809	347,810
Norwegian Cruise Line Holdings Ltd.*	7,409	140,475
Royal Caribbean Cruises Ltd.	4,194	861,615
		1,349,900
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,054	922,488
Las Vegas Sands Corp.	5,884	227,299
Marriott International, Inc., Class A	3,847	916,355
MGM Resorts International*	3,709	109,935
Wynn Resorts Ltd.	1,551	129,508
		2,305,585
Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.	8,058	2,657,528
GE Vernova, Inc.	4,646	1,418,331
		4,075,859
Machinery — Diversified — 0.7%
Deere & Co.	4,292	2,014,450
Dover Corp.	2,309	405,645
IDEX Corp.	1,298	234,899
Ingersoll Rand, Inc.	6,815	545,405
Nordson Corp.	927	186,994
Otis Worldwide Corp.	6,656	686,899
Rockwell Automation, Inc.	1,911	493,764
Westinghouse Air Brake Technologies Corp.	2,925	530,449
Xylem, Inc.	4,101	489,906
		5,588,411
Media — 0.9%
Charter Communications, Inc., Class A*	1,637	603,284
Comcast Corp., Class A	63,577	2,345,991
FactSet Research Systems, Inc.	633	287,787
Fox Corp., Class A	3,705	209,703
Fox Corp., Class B	2,152	113,432
News Corp., Class A	6,413	174,562
News Corp., Class B	1,762	53,512
Paramount Global, Class B	9,710	116,132
The Walt Disney Co.	30,554	3,015,680
Warner Bros Discovery, Inc.*	37,506	402,439
		7,322,522
Mining — 0.2%
Freeport-McMoRan, Inc.	24,162	914,773
Newmont Corp.	19,141	924,128
		1,838,901

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 0.6%
3M Co.	9,140	$1,342,301
A.O. Smith Corp.	1,998	130,589
Axon Enterprise, Inc.*	1,216	639,555
Illinois Tool Works, Inc.	4,494	1,114,557
Parker-Hannifin Corp.	2,168	1,317,819
Teledyne Technologies, Inc.*	790	393,191
Textron, Inc.	3,028	218,773
		5,156,785
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	884	249,783
Oil & Gas — 2.9%
APA Corp.	6,475	136,105
Chevron Corp.	28,260	4,727,615
ConocoPhillips	21,505	2,258,455
Coterra Energy, Inc.	12,278	354,834
Devon Energy Corp.	10,971	410,315
Diamondback Energy, Inc.	3,158	504,901
EOG Resources, Inc.	9,503	1,218,665
EQT Corp.	10,184	544,131
Expand Energy Corp.	3,533	393,294
Exxon Mobil Corp.	73,470	8,737,787
Hess Corp.	4,678	747,217
Marathon Petroleum Corp.	5,338	777,693
Occidental Petroleum Corp.	11,490	567,146
Phillips 66	6,941	857,075
Texas Pacific Land Corp.	318	421,347
Valero Energy Corp.	5,315	701,952
		23,358,532
Oil & Gas Services — 0.3%
Baker Hughes Co.	16,626	730,713
Halliburton Co.	14,694	372,787
Schlumberger N.V.	23,559	984,766
		2,088,266
Packaging and Containers — 0.1%
Amcor PLC	24,482	237,475
Ball Corp.	4,961	258,319
Packaging Corp. of America	1,532	303,367
Smurfit WestRock PLC	8,378	377,513
		1,176,674
Pharmaceuticals — 4.9%
AbbVie, Inc.	29,790	6,241,601
Becton Dickinson & Co.	4,857	1,112,544
Bristol-Myers Squibb Co.	34,274	2,090,371
Cardinal Health, Inc.	4,113	566,648
Cencora, Inc.	2,906	808,130
CVS Health Corp.	21,230	1,438,332
Dexcom, Inc.*	6,641	453,514
Eli Lilly & Co.	13,300	10,984,603
Henry Schein, Inc.*	2,134	146,158
Johnson & Johnson	40,630	6,738,079
McKesson Corp.	2,122	1,428,085
Merck & Co., Inc.	42,764	3,838,497
	Number of Shares	Value†

Pharmaceuticals — (continued)
Pfizer, Inc.	95,743	$2,426,128
Viatris, Inc.	20,378	177,492
Zoetis, Inc.	7,554	1,243,766
		39,693,948
Pipelines — 0.5%
Kinder Morgan, Inc.	32,501	927,254
ONEOK, Inc.	10,493	1,041,115
Targa Resources Corp.	3,708	743,343
The Williams Cos., Inc.	20,588	1,230,339
		3,942,051
Private Equity — 0.4%
Blackstone, Inc.	12,399	1,733,132
KKR & Co., Inc.	11,414	1,319,573
		3,052,705
Real Estate — 0.1%
CoStar Group, Inc.*	7,208	571,090
Real Estate — 0.1%
CBRE Group, Inc., Class A*	4,971	650,107
Retail — 4.9%
AutoZone, Inc.*	283	1,079,017
Best Buy Co., Inc.	3,284	241,735
CarMax, Inc.*	2,657	207,033
Chipotle Mexican Grill, Inc.*	22,857	1,147,650
Costco Wholesale Corp.	7,491	7,084,838
Darden Restaurants, Inc.	1,991	413,650
Dollar General Corp.	3,752	329,913
Dollar Tree, Inc.*	3,406	255,688
Domino's Pizza, Inc.	575	264,184
Genuine Parts Co.	2,315	275,809
Lowe's Cos., Inc.	9,517	2,219,650
Lululemon Athletica, Inc.*	1,896	536,682
McDonald's Corp.	12,115	3,784,363
O'Reilly Automotive, Inc.*	970	1,389,603
Ross Stores, Inc.	5,580	713,068
Starbucks Corp.	19,140	1,877,443
Target Corp.	7,777	811,608
The Home Depot, Inc.	16,763	6,143,472
The TJX Cos., Inc.	18,948	2,307,866
Tractor Supply Co.	9,062	499,316
Ulta Beauty, Inc.*	785	287,734
Walgreens Boots Alliance, Inc.	11,874	132,633
Walmart, Inc.	73,204	6,426,579
Williams-Sonoma, Inc.	2,065	326,476
Yum! Brands, Inc.	4,687	737,546
		39,493,556
Semiconductors — 9.8%
Advanced Micro Devices, Inc.*	27,386	2,813,638
Analog Devices, Inc.	8,376	1,689,188
Applied Materials, Inc.	13,771	1,998,448
Broadcom, Inc.	79,126	13,248,066
Intel Corp.	73,410	1,667,141

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
KLA Corp.	2,250	$1,529,550
Lam Research Corp.	21,670	1,575,409
Microchip Technology, Inc.	9,070	439,079
Micron Technology, Inc.	18,868	1,639,441
Monolithic Power Systems, Inc.	803	465,724
NVIDIA Corp.	413,495	44,814,588
NXP Semiconductors N.V.	4,271	811,746
ON Semiconductor Corp.*	7,235	294,392
QUALCOMM, Inc.	18,649	2,864,673
Skyworks Solutions, Inc.	2,753	177,926
Teradyne, Inc.	2,754	227,480
Texas Instruments, Inc.	15,384	2,764,505
		79,020,994
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	640	130,586
Software — 10.0%
Adobe, Inc.*	7,340	2,815,110
Akamai Technologies, Inc.*	2,562	206,241
ANSYS, Inc.*	1,487	470,725
Autodesk, Inc.*	3,631	950,596
Broadridge Financial Solutions, Inc.	1,982	480,556
Cadence Design Systems, Inc.*	4,644	1,181,108
Dayforce, Inc.*	2,737	159,649
Electronic Arts, Inc.	3,977	574,756
Fair Isaac Corp.*	416	767,171
Fidelity National Information Services, Inc.	8,938	667,490
Fiserv, Inc.*	9,610	2,122,176
Intuit, Inc.	4,731	2,904,787
Jack Henry & Associates, Inc.	1,246	227,520
Microsoft Corp.	125,518	47,118,202
MSCI, Inc.	1,307	739,108
Oracle Corp.	27,364	3,825,761
Palantir Technologies, Inc., Class A*	34,645	2,924,038
Paychex, Inc.	5,425	836,969
Paycom Software, Inc.	777	169,759
PTC, Inc.*	2,063	319,662
Roper Technologies, Inc.	1,804	1,063,602
Salesforce, Inc.	16,181	4,342,333
ServiceNow, Inc.*	3,481	2,771,363
Synopsys, Inc.*	2,596	1,113,295
Take-Two Interactive Software, Inc.*	2,777	575,533
Tyler Technologies, Inc.*	725	421,508
Workday, Inc., Class A*	3,602	841,175
		80,590,193
Telecommunications — 2.0%
Arista Networks, Inc.*	17,476	1,354,041
AT&T, Inc.	121,337	3,431,410
Cisco Systems, Inc.	67,337	4,155,366
Corning, Inc.	13,035	596,742
Juniper Networks, Inc.	5,477	198,213
Motorola Solutions, Inc.	2,813	1,231,560
T-Mobile US, Inc.	8,082	2,155,550
	Number of Shares	Value†

Telecommunications — (continued)
Verizon Communications, Inc.	71,153	$3,227,500
		16,350,382
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	139,582
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	1,971	201,830
CSX Corp.	32,563	958,329
Expeditors International of Washington, Inc.	2,357	283,429
FedEx Corp.	3,733	910,031
J.B. Hunt Transport Services, Inc.	1,331	196,922
Norfolk Southern Corp.	3,806	901,451
Old Dominion Freight Line, Inc.	3,176	525,469
Union Pacific Corp.	10,187	2,406,577
United Parcel Service, Inc., Class B	12,313	1,354,307
		7,738,345
Water — 0.1%
American Water Works Co., Inc.	3,264	481,505
TOTAL COMMON STOCKS (Cost $370,358,025)		785,974,480

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,416	518,522
Camden Property Trust	1,783	218,061
Equity Residential	5,727	409,939
Essex Property Trust, Inc.	1,085	332,628
Invitation Homes, Inc.	9,617	335,152
Mid-America Apartment Communities, Inc.	1,967	329,630
UDR, Inc.	5,040	227,657
		2,371,589
Diversified — 0.8%
American Tower Corp.	7,889	1,716,646
Crown Castle, Inc.	7,391	770,364
Digital Realty Trust, Inc.	5,345	765,885
Equinix, Inc.	1,643	1,339,620
SBA Communications Corp.	1,802	396,458
VICI Properties, Inc.	17,727	578,255
Weyerhaeuser Co.	12,301	360,173
		5,927,401
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,673	247,279
Healthpeak Properties, Inc.	11,724	237,059
Ventas, Inc.	7,361	506,142
Welltower, Inc.	10,316	1,580,515
		2,570,995
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	11,991	170,392

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Industrial — 0.2%
Prologis, Inc.	15,615	$1,745,601
Office Property — 0.0%
BXP, Inc.	2,451	164,683
Regional Malls — 0.1%
Simon Property Group, Inc.	5,208	864,945
Single Tenant — 0.1%
Realty Income Corp.	14,853	861,622
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,605	535,306
Iron Mountain, Inc.	4,990	429,340
Public Storage	2,675	800,601
		1,765,247
Strip Centers — 0.1%
Federal Realty Investment Trust	1,251	122,373
Kimco Realty Corp.	11,234	238,610
Regency Centers Corp.	2,764	203,873
		564,856
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,829,926)		17,007,331

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,773,999)	1,773,999	1,773,999
TOTAL INVESTMENTS — 99.6% (Cost $384,961,950)		$804,755,810
Other Assets & Liabilities — 0.4%		3,405,304
TOTAL NET ASSETS — 100.0%		$808,161,114

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at March 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	06/20/25	10	50	$5,653	$2,826,625	$—	$(6,295)
							$—	$(6,295)